Going Concern (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Going Concern (Textual)
Accumulated deficit		$ (11,810,534)	$ (10,457,710)	$ (5,324,796)
Unsecured loan		528,000	283,000
Short-term promissory note		253,000	253,000
Convertible promissory note financing		1,625,120	1,625,120
Second convertible promissory note financing		1,540,000	1,540,000
Convertible promissory note, subscription		2,500,000
Convertible promissory note, subscription one		2,000,000
Gross proceeds were raised out	$ 1,113,000	1,900,000
Maximum subscription amount	$ 10,000,000	$ 11,800,000
Convertible Notes Payable [Member]
Going Concern (Textual)
Gross proceeds of equity qualified financing			$ 3,000,000